Document and Entity Information	Feb. 09, 2024
Risk/Return:
Document Type	497
Document Period End Date	Jul. 31, 2023
Registrant Name	Fidelity Covington Trust
Central Index Key	0000945908
Investment Company Type	N-1A
Amendment Flag	false